Consolidated Statements of Comprehensive Income (Loss) (Six Months Ended 2013 Unaudited) (Parentheticals) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013
Actuarial loss arising during period, Tax	$ (24)		$ 1	$ 36
Reclassification adjustment for prior service cost included in net income, Tax		1	2	4
Reclassification adjustment for net actuarial (gain) loss included in net income, Tax	(2)	(3)	(5)	6
Net actuarial (gain) loss	$ (15)	$ (14)	$ (28)	$ (16)